Stockholders' Equity (Details) - USD ($)							1 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 21, 2021	Dec. 09, 2020	Mar. 31, 2020	Mar. 22, 2020	Jun. 20, 2019	Feb. 28, 2021	Feb. 25, 2021	Feb. 15, 2021	Dec. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	Jun. 25, 2019	May 24, 2019	Jul. 27, 2018	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 27, 2020	Jan. 25, 2019	Jan. 15, 2016
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized																10,000,000		10,000,000	10,000,000			10,000,000
Preferred stock, par value (in Dollars per share)																$ 0.001		$ 0.001	$ 0.001			$ 0.001
Common stock description	In March 2020, a minority shareholder who had previously made loans of $215,000, made an additional loan to the Company in the amount of $60,000, increasing the loans to shareholder to $275,000. On March 27, 2020, the Company issued 25,000 shares of common stock upon reaching a settlement with the noteholder to convert the notes in the principal amount of $275,000. The transaction resulted in a loss on extinguishment of $12,500.			In March 2020, a minority shareholder who had previously made loans of $215,000, made an additional loan to the Company in the amount of $60,000, increasing the loans to shareholder to $275,000. On March 27, 2020, the Company issued 25,000 shares of common stock upon reaching a settlement with the noteholder to convert the notes in the principal amount of $275,000. The transaction resulted in a loss on extinguishment of $12,500.									On June 25, 2019, the Company effected a one-for four reverse split, pursuant to which each share of common stock became converted into 0.25 shares of common stock, and the Company decreased its authorized common stock from 100,000,000 to 25,000,000 shares.
Private placement shares issued					46,828
Issued price per unit (in Dollars per share)					$ 11
Exercise price of warrants (in Dollars per share)					$ 14
Issued shares of common stock					46,828
Warrant to purchase of common stock					46,828
Received proceeds (in Dollars)					$ 515,108											$ 583,000	$ 515,108	$ 515,108
Common stock issued, shares									12,500
Selling and general administrative expenses (in Dollars)												$ 38,000						50,000
Issued of shares															1,250,000
Common stock, value (in Dollars)															$ 2,500,000			6,085,180
Common stock issued, value (in Dollars)									$ 350,000										240,000
Subscription payable, value (in Dollars)								$ 10,000										$ 10,000
Subscription payable, shares								934										934
Extinguish accounts payable (in Dollars)																			240,000
Fair value of the common stocks issuance (in Dollars)												50,000
Prepaid expenses (in Dollars)												$ 12,000
Stockholders’ equity subscription payable (in Dollars)																		$ (10,000)
License fee (in Dollars)		$ 50,000	$ 50,000				$ 50,000
Balance of the funds received (in Dollars)							583,000
Subsequent Event [Member]
Stockholders' Equity (Details) [Line Items]
License fee (in Dollars)							50,000
Pocono Coated Products LLC [Member]
Stockholders' Equity (Details) [Line Items]
Issued of shares											608,519
Common stock, value (in Dollars)											$ 6,085,180
Issued a promissory note, net of debt discount (in Dollars)											$ 1,332,893
BPM Inno Ltd [Member]
Stockholders' Equity (Details) [Line Items]
Payment received (in Dollars)										$ 60,000
BPM Inno Ltd [Member] | Subsequent Event [Member]
Stockholders' Equity (Details) [Line Items]
Received proceeds (in Dollars)								$ 700,000
Common stock issued, shares								81,396
Consulting services [Member] | Subsequent Event [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued, shares								5,602
Common stock issued, value (in Dollars)								$ 60,000
Consulting services [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued, shares					5,000			5,602				5,000
Common stock issued, value (in Dollars)								$ 60,000
BPM Inno Ltd [Member]
Stockholders' Equity (Details) [Line Items]
Received proceeds (in Dollars)								$ 700,000
Common stock issued, shares								81,396
Stockholders’ equity subscription payable (in Dollars)										$ 60,000
License fee (in Dollars)							$ 57,000
Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued, shares										51,825
Common stock issued, value (in Dollars)										$ 777,375
Directors [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued, shares										78,500
Common stock issued, value (in Dollars)										$ 1,177,500
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares designated						2,500,000								2,500,000
Shares were restored														2,500,000
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued, shares										130,325
Common stock issued, value (in Dollars)										$ 1,954,875
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock conversion (in Dollars per share)													$ 0.25								$ 0.25
Issued shares of common stock																81,396
Common stock issued, shares																			17,144
Issued of shares																		608,519
Common stock, value (in Dollars)																		$ 609
Common stock issued, value (in Dollars)																			$ 17
Common Stock [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Increase decreased in authorized common stock													100,000,000							250,000,000	25,000,000
Common Stock [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Increase decreased in authorized common stock													25,000,000							25,000,000	100,000,000